Common shares - Narrative (Details)		1 Months Ended								2 Months Ended	12 Months Ended
	Jul. 31, 2019	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares $ / shares	Sep. 30, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Jun. 30, 2019	May 31, 2022 shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 $ / shares shares	Oct. 31, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares	Apr. 30, 2013 shares
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants												5 years	5 years
Convertible Notes Due 2025
Disclosure of classes of share capital [line items]
Shares converted											5,757,698
Convertible Notes Due 2025 | Convertible Debt Securities
Disclosure of classes of share capital [line items]
Shares converted											5,757,698
Minimum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants											1 year	1 year	1 year
Maximum
Disclosure of classes of share capital [line items]
Range of vesting period for restricted stock grants											5 years
2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)																	500,000
Maximum years grants are exercisable											10 years
Restricted Stock
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)											1,047,997	276,369
Weighted average grant date fair value, granted (in USD per share) | $											$ 21.39	$ 18.38
Restricted Stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Remaining shares available for issuance (in shares)											35,250
Restricted Stock | 2013 Equity Incentive Plan | Employees
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)				276,369
Restricted Stock | 2013 Equity Incentive Plan | Employees | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage	33.00%			33.00%		33.00%	33.00%		33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage	33.00%			33.00%		33.00%	33.00%		33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage	33.00%			33.00%		33.00%	33.00%		33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)					90,000
Restricted Stock | 2013 Equity Incentive Plan | Directors | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage					33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage					33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | Directors | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage					33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | Employees, Directors and SSH Employees
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share) | $			$ 21.33								$ 11.36
Restricted Stock | 2013 Equity Incentive Plan | Employees and SSH Employees
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)										1,047,997
Weighted average grant date fair value, granted (in USD per share) | $		$ 26.11
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees
Disclosure of classes of share capital [line items]
Weighted average grant date fair value, granted (in USD per share) | $				$ 18.38	$ 3,000
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | First vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage					33.00%	33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | Second vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage					33.00%	33.00%			33.00%
Restricted Stock | 2013 Equity Incentive Plan | SSH Employees | Third vesting period
Disclosure of classes of share capital [line items]
Vested shares percentage					33.00%	33.00%			33.00%
Common stock
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | $ / shares											$ 0.01	$ 0.01
Common stock | 2013 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares reserved for issuance (in shares)					367,603			5,094,277					367,603	693,864	386,883	362,766
Par value per share (in dollars per share) | $ / shares					$ 0.01								$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock | 2013 Equity Incentive Plan | Employees
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)						220,500	469,680
Weighted average grant date fair value, granted (in USD per share) | $						$ 11.15	$ 36.73
Common stock | 2013 Equity Incentive Plan | SSH Employees
Disclosure of classes of share capital [line items]
Number of shares, granted (in shares)						141,900
Weighted average grant date fair value, granted (in USD per share) | $						$ 11.15